Leases (Tables)	6 Months Ended
Mar. 31, 2024
Leases [Abstract]
Schedule of Operating Leases	The balances for operating leases are presented as follows within the unaudited interim condensed consolidated balance sheets as of September 30, 2023 and March 31, 2024:
	As of September 30, 2023	As of March 31, 2024
		(Unaudited)
Right-of-use assets, net	$46,652	$63,342

Lease liabilities, current	41,570	29,218
Lease liabilities, non-current	-	32,356
Total operating lease liabilities	$41,570	$61,574

Weighted average remaining lease term	0.44	2.26
Weighted average discount rate	3.72%	3.82%

Schedule of Future Minimum Payments	The following is a schedule of future minimum payments under the Company’s operating leases as of March 31, 2024:
Years ending September 30,	Amount (Unaudited)
Remaining in fiscal year 2024	$22,852
2025	24,930
2026	16,620
Less: imputed interest	(2,828)
Total	$61,574